Employee benefits	12 Months Ended
Dec. 31, 2010
Employee benefits
Employee benefits

15. Employee benefits

Benefit plans

Crown Media Holdings adopted a 401(k) retirement plan for all of its United States employees effective January 1, 2002. All eligible employees not otherwise enrolled were automatically enrolled into the plan; thereafter, all eligible new hires and rehires will be automatically enrolled in the plan. Employees will have 90 days to terminate his or her participation in the plan and the plan will refund any contributions. Employees that qualify for participation can contribute up to 50% of their pre-tax salary, subject to a maximum contribution limit as determined by the Internal Revenue Service, and up to 16% of after-tax salary, not to exceed 50% total of combined and pre-tax and after-tax contributions. Additionally, for every dollar up to six percent of salary an employee contributes, Crown Media Holdings will contribute fifty cents. Crown Media Holdings contributed and expensed $409,000, $481,000 and $417,000 for the years ended December 31, 2008, 2009 and 2010, respectively.

Deferred compensation plans

The Company sponsors a deferred compensation plan for its management. Participants in this plan earn interest on their deferred compensation. Related liabilities of $2.2 million and $1.6 million at December 31, 2009 and 2010, respectively, are included on the accompanying consolidated balance sheets among short and long-term accrued liabilities.

The Company also sponsors a deferred compensation plan for its Board of Directors. Participants in this plan earn interest on their deferred compensation. Related liabilities of $355,000 and $375,000 at December 31, 2009 and 2010, respectively, are included on the accompanying consolidated balance sheets among short and long-term accrued liabilities.

Resignation agreements

The individual then serving as the Company's chief executive officer resigned May 31, 2009. Pursuant to the resignation agreement, in June 2009 the Company paid this individual $2.5 million, an amount representing the present value of the salary and bonus that otherwise would have been paid to him from June 1, 2009 through October 2, 2010, the scheduled expiration of his employment contract. The Company was also obligated to provide him office space, an assistant and payment of COBRA insurance benefits for periods that expire at various times through May 31, 2010. These expenses were recorded as selling, general and administrative expense on the accompanying consolidated statements of operations in 2009.

The Executive Vice President of Programming resigned from his position effective May 31, 2009. The executive received continued payment of the regular installments of his salary through December 31, 2009 ($523,000) and received his salary through May 31, 2010, in one lump sum paid on January 15, 2010 ($347,000). He also received a payment of a pro-rated annual bonus of approximately $55,000, determined by the Company, for the 2009 calendar year for the period up to the resignation date. These expenses were recorded as other operating costs on the accompanying consolidated statements of operations in 2009.

Long Term Incentive Compensation Agreements

In the second quarter of 2009, the Company granted Long Term Incentive Compensation Agreements ("LTI Agreements") to each vice president, senior vice president and executive vice president of the Company. The target award under each LTI Agreements is a percentage of the employee's base salary and range from $26,000 to $469,000. Of each award, 50% is an Employment Award and 50% is a Performance Award. The Employment Award will vest and be settled in cash on August 31, 2011, subject to earlier pro rata settlement as provided in the LTI Agreement. A portion of the Performance Award vested on December 31, 2010, and the remaining 50% will be settled on December 31, 2011, in accordance with the Company performance criteria concerning adjusted EBITDA and cash flow and subject to earlier pro rata settlement as provided in the LTI Agreement. Early settlement is provided in the case of involuntary termination of employment without cause on or after January 1, 2010, death or disability. Potential payouts under the Performance Awards depend on achieving 90% or higher of a target threshold and range from 0% to 150% of the target award. The Company's Compensation Committee has the ability to increase or decrease the payout based on an assessment of demographics achieved, relative market conditions and management of expenses.

The Company did not achieve the 2-year EBITDA target but did obtain 91% achievement of the 2-year Cash Flow target at December 31, 2010. Therefore, the Company will settle the Cash Flow target during first quarter of 2011 in the amount of $157,000.

In the first quarter of 2010, the Company granted LTI Agreements to each vice president, senior vice president and executive vice president of the Company. The target award under each LTI Agreements is a percentage of the employee's base salary and range from $25,000 to $536,000. Of each award, 50% is an Employment Award and 50% is a Performance Award. The Employment Award will vest on August 31, 2012, and be settled in cash within 30 days thereafter, subject to earlier pro rata settlement as provided in the LTI Agreement. The Performance Award will vest on December 31, 2012, and be settled in cash the later of 30 days thereafter or 15 days after the Company issues its audited financials for 2012, but by no later than March 15, 2013. Vesting of the Performance Award will be determined in accordance with the Company performance criteria concerning adjusted EBITDA and cash flow and subject to earlier pro rata settlement as provided in the LTI Agreement. Early settlement is provided in the case of involuntary termination of employment without cause on or after January 1, 2011, death or disability. Potential payouts under the Performance Awards depend on achieving 90% or higher of a target threshold and range from 0% to 150% of the target award. The Company's Compensation Committee has the ability to increase or decrease the payout based on an assessment of demographics achieved, relative market conditions and management of expenses.

The Company recorded $540,000 and $1.3 million of expense included in selling, general and administrative expense in the accompanying consolidated statement of operations for the years ended December 31, 2009 and 2010, related to these agreements. Additionally, the $540,000 and $1.9 million liability for these agreements was included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets at December 31, 2009 and 2010.

Employee terminations

In August 2009, the Company terminated the employment of certain individuals. The Company recorded severance expense of approximately $1.2 million during 2009 as part of selling, general and administrative expenses.